Other accounts payable - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other accounts payable [Line Items]
Current portion of monthly payments of disputed mining royalties	$ 336.0	$ 457.6
Current portion of monthly payments of interest and penalties of disputed mining royalties	186.5	$ 256.1
Non-current portion of monthly payments of interest and penalties of disputed mining royalties	$ 16.6